EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY
EQUITY

18.EQUITY

18.1 SHARE CAPITAL

Authorized Share Capital

Unlimited number of common shares voting and participating, with no par value. All issued ordinary shares are fully paid.

	December 31, 2024	December 31, 2023
Shares issued at the start of the period	60,903,898	55,873,898
Shares issued from offering	—	4,850,000
Shares issued - Lac Guéret Property acquisition (Note 19)	6,208,210	—
Shares issued from Private Placements (Note 16)	83,432,538	—
Options exercised (Note 18.2)	137,500	180,000
Settlement of interest on Convertible Notes (Note 15)	1,579,043	—
Shares issued at the end of period	152,261,189	60,903,898

On April 17, 2023, the Company concluded an underwritten public offering agreement for 4,850,000 common shares, at a price of US$4.55 per share for gross proceeds of $29.6M (US$22M). The offering was conducted on a bought deal basis and the Company incurred underwriter fees equal to 6% of the gross proceeds.

18.2 SHARE-BASED PAYMENTS

The Board of Directors determines the price per common share and the number of common shares which may be allocated to each director, officer, employee and consultant and all other terms and conditions of the option, subject to the rules of the TSX. The plan has a policy that caps the maximum of total options that can be granted to 10% of the total outstanding shares of the Company.

All share-based payments will be settled in equity. The Company has no legal or contractual obligation to repurchase or settle the options in cash.

The Company’s share options are as follows:

	December 31, 2024		December 31, 2023
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	4,908,548	6.79	3,911,804	7.42
Granted	4,317,500	3.07	2,088,548	5.51
Exercised	(137,500)	2.35	(180,000)	3.20
Expired	(346,000)	6.64	(337,000)	6.52
Forfeited	(295,000)	3.51	(87,000)	5.39
Cancelled	(453,048)	8.20	(487,804)	8.20
Ending balance	7,994,500	4.90	4,908,548	6.79
Options that can be exercised	3,174,750	7.30	2,824,000	7.64

The weighted average share price at the time of exercise for 2024 was $2.35 ($4.52 in 2023).

The details of the share options granted by the Company are as follows for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Directors	262,500	212,500
Officers	2,200,000	600,000
Employees	1,705,000	800,000
Consultants	150,000	476,048
Total granted share options	4,317,500	2,088,548

The vesting period for the options granted during the year ended December 31, 2024 occurs in two annual tranches, except for some options granted to key employees that vest upon FID, subject to certain conditions. Each option entitles the holder to subscribe to one common share of the Company, at an average price of $3.07 ($5.51 for 2023) per common share, for a period of 5 years (4.49 years in 2023). Total expenses arising from share-based transactions recognized during the year amount to $4,291 ($3,569 in 2023) out of which $361 ($508 in 2023) have been capitalized in property, plant and equipment.

The weighted average fair value of the share options granted were estimated using the Black-Scholes option pricing model based on the following average assumptions:

	2024	2023
Share price at date of grant	$3.07	$5.51
Expected life	5 years	4.49 years
Risk-free interest rate	3.51%	3.11%
Expected volatility	80.79%	74.03%
Expected dividend	nil	nil
Fair value per option	$2.04	$3.22

The expected annualized volatility was based on historical data for the Company. The fair value of the share options is amortized over the vesting period, considering expected forfeitures. The strike price of share options issued are exercisable at the share’s closing price on the last trading day prior to the grant.

			As at December 31, 2024
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
2025	737,500	737,500	3.21
2026	450,000	450,000	16.26
2027	1,219,000	1,219,000	8.07
2028	1,485,500	768,250	4.76
2029	4,102,500	—	3.07
Ending balance	7,994,500	3,174,750	4.90